Dynamic Canadian Value Fund (Prospectus Summary) | Dynamic Canadian Value Fund
SUMMARY SECTION
Investment Objective:
The investment objective of the Dynamic Canadian Value Fund (the "Fund") is to seek long-term capital appreciation.

Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Dynamic Canadian Value Fund	Dynamic Canadian Value Fund Class I Shares	Dynamic Canadian Value Fund Class II Shares
Redemption Fee (charged on any redemption or exchange within 90 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dynamic Canadian Value Fund		Dynamic Canadian Value Fund Class I Shares	Dynamic Canadian Value Fund Class II Shares
Management Fees		0.85%	0.85%
Shareholder Servicing Fee		none	0.25%
Other Expenses	[1]	2.33%	2.58%
Total Annual Fund Operating Expenses		3.18%	3.43%
Fee Waivers and Reimbursements	[2]	(2.25%)	(2.25%)
Total Annual Fund Operating Expenses After Fee Waiver		0.93%	1.18%
[1]	"Other Expenses" are estimated for the current fiscal year.
[2]	The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 0.93% for Class I Shares and 1.18% for Class II Shares until March 13, 2012. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated

and that you sell your shares at the end of those periods.  The example also assumes that each year your investment has a 5% return  and Fund operating expenses remain the same.

Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:
Expense Example Dynamic Canadian Value Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Dynamic Canadian Value Fund Class I Shares	95	731
Dynamic Canadian Value Fund Class II Shares	120	806

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Principal Investment Strategy:
The Fund invests, under normal market conditions, at least 80% of its assets in securities of companies located in Canada.  For the purposes of this policy, the

Fund defines companies that are located in Canada as companies that are incorporated or organized in Canada.  The Fund may invest in companies of any size,

including small and mid capitalization companies, in order to achieve its objective.

Using a value investment approach, this Fund invests in companies that represent good value based on current stock price relative to the company's intrinsic value.  The Fund employs a deep-value, contrarian approach.  Using a rigorous stock selection process, the Fund seeks to identify companies with solid business fundamentals, which are mispriced by the general marketplace.

Companies that Goodman & Company NY, Ltd. (the "Sub-Adviser") believes are trading at below intrinsic value and offering substantial reward potential against an acceptable level of risk are considered to be ideal candidates for inclusion in the Fund's portfolio.  The investment strategy employed by the

Sub-Adviser seeks to provide appropriate downside protection while positioning investors to gain from significant long-term capital appreciation.

Techniques such as fundamental analysis may be used to assess potential investments for the Fund. In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy.  As part of this evaluation, the Sub-Adviser may:

o  analyze financial data and other information sources;

o  assess the quality of management; and

o  conduct company interviews, where possible.

Principal Risks of Investing in the Fund:
Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time.

Price volatility is the principal risk of investing in the Fund.  You could lose all or some of your investment in the Fund.  In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

The Fund's securities may go up or down in value depending on changes in the

Canadian stock market, on the relative exchange rates of the U.S. dollar and the

Canadian dollar, U.S. and Canadian political and economic developments, and U.S.

and Canadian laws relating to investments in Canada. Canadian securities may also be less liquid, more volatile and harder to value than U.S. securities. The

Canadian economy is highly dependent on the demand for, and supply and price of,

natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources.  There is a risk that any changes in these sectors could have an adverse impact on the

Canadian economy.

The small and mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups.  Therefore, small and mid cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Sub-Adviser believes that value stocks tend to be inexpensive based on various measures of their intrinsic value.  These stocks are inexpensive because they are out of investor favor for one or more reasons.  The goal of the

Sub-Adviser is to identify value stocks that will increase in price and ultimately reflect their intrinsic value over time.  Risks that may prevent value stocks from appreciating include:  the Sub-Adviser's inability to correctly estimate a stock's intrinsic value, the market's inability to realize the stock's intrinsic value over time, or a poorly performing business causing the intrinsic value of the stock to decline.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing.

Performance Information:
The bar chart and performance table have been omitted because the Fund does not have a full calendar year of operations.  The Fund compares its performance to the Standard & Poor's/Toronto Stock Exchange Composite Index (S&P/TSX Composite

Index), formerly called the TSE 300.  Updated performance information is available at www.dundeewealthus.com or by calling 1-888-572-0968.